Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000010992 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.87%
C000010992 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.34%
C000010992 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000010992 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000010992 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000010992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000010992 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000010992 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010994 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.87%
C000010994 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.34%
C000010994 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000010994 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000010994 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000010994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000010994 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000010994 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.87%
C000010995 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.34%
C000010995 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000010995 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000010995 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000010995 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000010995 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000010995 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010996 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.87%
C000010996 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.34%
C000010996 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000010996 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000010996 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000010996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000010996 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000010996 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000130079 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000130079 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000130079 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000130079 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
C000130079 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000130079 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000130079 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000130079 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130079 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000130079 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000130079 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000130079 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130079 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000130079 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000130079 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000130079 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000130079 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130079 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000130079 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000130079 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000130080 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000130080 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000130080 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000130080 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
C000130080 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000130080 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000130080 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000130080 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130080 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000130080 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000130080 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000130080 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130080 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000130080 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000130080 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000130080 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000130080 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130080 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000130080 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000130080 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000130082 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000130082 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000130082 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000130082 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
C000130082 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000130082 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000130082 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000130082 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130082 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000130082 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000130082 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000130082 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130082 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000130082 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000130082 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000130082 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000130082 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130082 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000130082 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000130082 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.44%